RESTATEMENT OF 2011 FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2011
Restatement Of Financial Information [Abstract]
Restatement Of Financial Information Disclosure [Text Block]
17.	RESTATEMENT OF 2011 FINANCIAL INFORMATION

These consolidated financial statements restate certain items previously reported by the Company for the 2011 year and revise certain items previously reported by the Company in the notes to the consolidated financial statements due to the events described below.

Restated balances for 2011 Financial Information items have been identified with the notation “Restated” where appropriate and applicable.

Other than the revising of the previously filed consolidated financial statements relating to the restatement, these notes to the consolidated financial statements speak as of the filing date of the Company’s original Form 10-K for the year ended December 31, 2011, filed on April 6, 2012, and these notes to the consolidated financial statements have not been updated to reflect other events occurring subsequent to the original filing date. These notes to the consolidated financial statements should be read in their historical context, except to the extent revised as a result of this restatement.

On September 7, 2012, the audit committee of Chanticleer Holdings, Inc. (the “Company”), upon recommendation of the Company’s management determined that the Company’s Consolidated Financial Statements for its fiscal year ended December 31, 2011 as originally filed in the Form 10-K could no longer be relied on. The Company determined that the Financial Statements of Kiarabrite (Pty) Ltd., Dimaflo (Pty) Ltd., Tundraspex (Pty) Ltd., Civisign (Pty) Ltd., Dimalogix (Pty) Ltd., and Chanticleer & Shaw Foods (Pty.) Ltd. (collectively referred to as the “South Africa Operations”) which are the South African management company and the four entities organized for the stores we operate in South Africa, and the company that owns the HOA franchise rights for the territory of South Africa, were not audited as the Company was led to believe. Accordingly, this Amendment is being filed to include the report of the independent registered public accounting firm responsible for performing the audit of our South Africa Operations. The following tables reflect the items which changed as a result of the restatement and includes the balances as previously reported, the adjustments and the restated balance.

On September 7, 2012, the Company’s South African Chief Financial Officer (“SA CFO”) resigned. It was determined that the SA CFO had committed certain illegal acts, fraud and certain misrepresentations of facts. Due to the SA CFO’s actions, certain taxes were not paid. In addition, the applicable tax forms were not filed during the proper periods. The Company has engaged tax experts to assist in the tax process. The Company also discovered approximately $42,109 of cash that was misappropriated by the SA CFO during the fourth quarter of 2011 (presented as “other receivable” on the Company’s combined balance sheet as of December 31, 2011), and approximately $128,000 in total for the period October 2011 through September 2012. As of November 23, 2012, approximately $40,000 has been recovered by the Company and payment plans are in place for the remainder.

The Company has engaged outside South African tax experts in September 2012 to assist with compliance with Value Added Tax (VAT), payroll taxes, and income taxes in South Africa. A voluntary disclosure agreement has been submitted and the Company is awaiting contact from the South African governmental agency.

In connection with the acquisition of assets as described in Note 3, the Company believes the purchase and sale with the seller was accomplished in accordance with the laws and regulations of the taxing authorities in South Africa. However, there can be no absolute assurance that the seller has fulfilled its tax and regulatory filing requirements, and whether or not the local authorities could seek to recover any unpaid taxes or other amounts from the Company, its shareholders or others. The Company is not aware of any known obligations for which the Company may be required to settle.

The following tables reflect the consolidated balance sheet, statement of operations and statement of cash flows as of December 31, 2011, and for the year then ended of the consolidated amounts previously reported, adjustments reflected in this amended filing, and the restated amounts for 2011.

Consolidated Balance Sheet

	December 31, 2011
	As Previously
	Reported	Adjustment	As Restated
ASSETS
Current assets:
Cash and cash equivalents	$151,928	13,201	165,129
Accounts receivable	103,982	4,732	108,714
Other receivable	-	42,109	42,109
Inventory	59,266	45,807	105,073
Due from related parties	76,591	-	76,591
Prepaid expenses	231,914	(87,567)	144,347
TOTAL CURRENT ASSETS	623,681	18,282	641,963
Property and equipment, net	2,508,823	(1,003,764)	1,505,059
Goodwill	-	396,487	396,487
Intangible assets, net	470,164	(145,080)	325,084
Investments at fair value	318,353	-	318,353
Other investments	1,579,677	2,471	1,582,148
Deposits and other assets	3,980	25,625	29,605
TOTAL ASSETS	$5,504,678	$(705,979)	$4,798,699

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Current maturities of long-term debt and notes payable	$1,171,855	-	1,171,855
Convertible notes payable	1,625,000	-	1,625,000
Accounts payable and accrued expenses	288,996	189,009	478,005
Deferred rent	-	43,225	43,225
Other current liabilities	496,643	(166,036)	330,607
Current maturities of capital lease payable	-	41,590	41,590
Income taxes payable	14,608	(14,608)	-
Due to related parties	30,204		30,204
TOTAL CURRENT LIABILITIES	3,627,306	93,180	3,720,486
Capital lease payable, less current maturities	-	85,853	85,853
Deferred rent	-	7,162	7,162
Other liabilities	-	263,321	263,321
Long-term debt, less current maturities	236,109	-	236,109
TOTAL LIABILITIES	3,863,415	449,516	4,312,931
Commitments and contingencies (Note 14)

Stockholders' equity:
Common stock	301	-	301
Additional paid in capital	6,459,506	-	6,459,506
Other comprehensive income	48,665	1,985	50,650
Non-controlling interest	1,692,019	(1,098,156)	593,863
Accumulated deficit	(6,032,808)	(59,324)	(6,092,132)
Less treasury stock	(526,420)	-	(526,420)
	1,641,263	(1,155,495)	485,768
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$5,504,678	$(705,979)	$4,798,699

Consolidated Statement of Operations

	December 31, 2011
	As Previously
	Reported	Adjustments	As Restated
Revenue:
Restaurant sales, net	$967,418	$12,829	$980,247
Management fee income - non-affiliates	493,167	-	493,167
Management fee income - affiliates	3,235	-	3,235
Total revenue	1,463,820	12,829	1,476,649
Expenses:
Restaurant cost of sales	360,810	144,161	504,971
Restaurant operating expenses	483,946	114,279	598,225
General and administrative expense	1,245,752	3,997	1,249,749
Depreciation and amortization	87,617	(8,075)	79,542
Total expenses	2,178,125	254,362	2,432,487
Loss from operations	(714,305)	(241,533)	(955,838)
Other income (expense)
Equity in earnings (losses) of investments	(76,113)	-	(76,113)
Realized gains from sales of investments	19,991	74,362	94,353
Interest income	4,541	-	4,541
Miscellaneous income	476	-	476
Interest expense	(180,825)	(2,642)	(183,467)
Other than temporary decline in available-for-sale securities	(147,973)	-	(147,973)
Total other income (expense)	(379,903)	71,720	(308,183)
Net loss before income taxes	(1,094,208)	(169,813)	(1,264,021)
Provision for income taxes	14,608	(14,608)	-
Net loss before non-controlling interest	(1,108,816)	(155,205)	(1,264,021)
Non-controlling interest	5,426	95,881	101,307
Net loss	(1,103,390)	(59,324)	(1,162,714)
Other comprehensive income (loss):
Unrealized gain (loss) on available-for-sale securities (none applies to non-controlling interest)	(13,005)	-	(13,005)
Foreign translation losses	(6,357)	1,985	(4,372)
Other comprehensive loss	$(1,122,752)	$(57,339)	$(1,180,091)

Net earnings (loss) per share, basic and diluted	$(0.47)	$(0.03)	$(0.49)
Weighted average shares outstanding	2,370,036	2,370,036	2,370,036

Consolidated Statement of Cash Flows

	December 31, 2011
	As Previously
	Reported	Adjustments	As Restated
Cash flows from operating activities:
Net loss	$(1,103,390)	$(59,324)	$(1,162,714)
Adjustments to reconcile net loss to net cash used in operating activities:
Other than temporary decline in value of available-for-sale securities	147,973	-	147,973
Bad debt expense - related party	750	-	750
Non-controlling interest	(5,426)	(95,881)	(101,307)
Services rendered in exchange for investment securities	(1,500)	-	(1,500)
Depreciation and amortization	87,617	(8,075)	79,542
Equity in (earnings) loss of investments	76,113	-	76,113
Common stock issued for services	74,573	-	74,573
(Gain) loss on sale of investments	(19,991)	(74,362)	(94,353)
Revaluation of equity investments prior to acquistion	-	74,362	74,362
Amortization of warrants	35,247	-	35,247
(Increase) decrease in amounts due from affiliate	(54,217)	-	(54,217)
(Increase) decrease in accounts receivable	(73,830)	(7,698)	(81,528)
(Increase) decrease in other receivable	-	(42,109)	(42,109)
(Increase) decrease in prepaid expenses and other assets	(168,393)	109,703	(58,690)
(Increase) decrease inventory	5,988	(42,664)	(36,676)
Increase (decrease) in accounts payable and accrued expenses	(58,779)	28,078	(30,701)
Increase (decrease) in income taxes payable	14,608	(14,608)	-
Increase (decrease) in deferred revenue	(1,750)	-	(1,750)
Increase (decrease) in deferred rent	-	20,308	20,308
Net cash used by operating activities	(1,044,407)	(112,270)	(1,156,677)

Cash flows from investing activities:
Proceeds from sale of investments	190,325	-	190,325
Investment distribution	8,140	-	8,140
Purchase of investments	(1,285,500)	(216,747)	(1,502,247)
Franchise cost	-	(75,000)	(75,000)
Acquisition of subsidiaries	(205,000)	205,000	-
Purchase of property and equipment	(388,109)	168,298	(219,811)
Treasury stock proceeds (acquired)	26,400	-	26,400
Net cash provided (used) by investing activities	(1,653,744)	81,551	(1,572,193)

Cash flows from financing activities:
Proceeds from sale of common stock	500	-	500
Proceeds from sale of common stock warrants, net	20,608	-	20,608
Loan proceeds	2,790,000	-	2,790,000
Loan repayment	(7,036)	-	(7,036)
Capital lease payments	-	(13,970)	(13,970)
Increase in other liabilities	-	62,262	62,262
Net cash provided by financing activities	2,804,072	48,292	2,852,364
Effect of exchange rate changes on cash	-	(4,372)	(4,372)
Net increase in cash and cash equivalents	105,921	13,201	119,122
Cash and cash equivalents, beginning of year	46,007	-	46,007
Cash and cash equivalents, end of year	$151,928	$13,201	$165,129